DEPOSITS	12 Months Ended
Dec. 31, 2016
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 91,790, which approximates USD 100,000, was EUR 27 million at December 31, 2016 (2015: EUR 24 million). At December 31, 2016, interest-bearing deposits with scheduled maturities in excess of one year were EUR 896 million (2015: EUR 352 million).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2015			2016
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents

	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2,825	10	2,835	2,623	8	2,631
Private sector:
Corporations	3,661	868	4,529	3,836	760	4,596
Individuals	28,605	2,543	31,148	28,850	2,576	31,426
Interbank	24,160	562	24,722	12,444	629	13,073
Total interest bearing deposits	59,251	3,983	63,234	47,753	3,973	51,726
Non-interest bearing:
Public sector	165	2	167	189	5	194
Private sector:
Corporations	966	143	1,109	943	134	1,077
Individuals	146	183	329	171	215	386
Interbank	24	25	49	31	37	68
Total non-interest bearing deposits	1,301	353	1,654	1,334	391	1,725
Total:
Public sector	2,990	12	3,002	2,812	13	2,825
Private sector:
Corporations	4,627	1,011	5,638	4,779	894	5,673
Individuals	28,751	2,726	31,477	29,021	2,791	31,812
Interbank	24,184	587	24,771	12,475	666	13,141
Total deposits	60,552	4,336	64,888	49,087	4,364	53,451

Included in the above table are interest bearing deposits of EUR 2 million and EUR 527 million for 2015 and 2016 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2015 losses of EUR NIL million and during 2016 losses of 4 million, relating to fair value changes of these deposits were included in net trading gain/(loss).

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the Eurosystem amounting to EUR 24,029 million (of which ECB funding EUR 12,529 million and ELA funding EUR 11,500 million) and EUR 12,308 million (of which ECB funding EUR 6,708 million and ELA funding EUR 5,600 million) for 2015 and 2016 respectively.

On December 18, 2015, following the Resolution Measures Committee of the Bank of Greece (meeting no 28/18.12.2015), the deposits of the credit institution under resolution “Cooperative Bank of Peloponnese Coop Ltd” were transferred to the Bank. The decision was also published in the Government Gazette “N.2762/18.12.2015”. The amount transferred was EUR 95 million.